(21) PROVISION FOR TAX, CIVIL AND LABOR RISKS AND ESCROW DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2018
Provision For Tax Civil And Labor Risks And Escrow Deposits Tables Abstract
Schedule of provision for tax, civil and labor risks & escrow deposits
	December 31, 2018		December 31, 2017
	Provision for tax, civil and labor risks	Escrow Deposits	Provision for tax, civil and labor risks	Escrow Deposits

Labor	219,314	103,760	224,258	122,194

Civil	281,304	99,604	291,388	97,100

Tax
FINSOCIAL	39,727	99,146	33,473	95,903
Income Tax	154,717	401,381	150,020	382,884
Others	195,379	150,472	163,798	140,289
	389,823	650,999	347,291	619,077

Others	88,920	12	98,196	1,620

Total	979,360	854,374	961,134	839,990

Schedule of changes in the provision for tax, civil, labor and other risks
	December 31, 2017	Additions	Reversals	Payments	Monetary adjustment	December 31, 2018
Labor	224,258	85,081	(42,869)	(79,369)	32,212	219,314
Civil	291,388	122,626	(51,944)	(111,404)	30,638	281,304
Tax	347,291	53,407	(31,414)	(8,078)	28,617	389,823
Others	98,196	23,753	(20,562)	(17,022)	4,551	88,920
Total	961,134	284,867	(146,789)	(215,873)	96,018	979,360

Schedule of possible losses
	Dec 31, 2018	Dec 31, 2017	Main reasons for claims
Labor	786,901	686,538	Work accidents, risk premium for dangerousness at workplace and overtime
Civil	1,630,630	1,178,671	Personal injury, environmental impacts and overfed tariffs
Tax	6,199,589	5,100,151	ICMS, FINSOCIAL, PIS, COFINS, Social Contributions and Income tax
Regulatory	139,593	140,695	Technical, commercial and economic-financial supervisions
Total	8,756,713	7,106,055